Segment Information - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 418,309	$ 13,334	$ 421,329
Information about major customers	Company did not have any single customer whose revenue exceeded 10% of the total revenues.
Overseas [Member]
Disclosure Of Operating Segments [Line Items]
Long-lived assets	$ 2,578		$ 2,948